Note 2 - Summary of Significant Accounting Policies (Detail) - Details of clients accounting for 10% or more of accounts receivable: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Client A [Member]
Amount (in Dollars)	$ 3,694,584	$ 3,551,142
Percentage	18.50%	24.70%
Client B [Member]
Amount (in Dollars)	2,875,230	2,642,038
Percentage	14.40%	18.40%
Client C [Member]
Amount (in Dollars)	$ 3,165,537
Percentage	15.80%